Revenue	12 Months Ended
Dec. 31, 2024
Revenue.
Revenue

Notes to the Group Financial Statements

1 Revenue

Product Sales

					2024					2023					2022
		Emerging		Rest of			Emerging		Rest of			Emerging		Rest of
	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	2,763	1,755	1,301	761	6,580	2,276	1,621	1,120	782	5,799	2,007	1,567	1,023	847	5,444
Imfinzi	2,603	479	948	687	4,717	2,171	355	742	751	4,019	1,539	287	544	401	2,771
Calquence	2,190	153	656	130	3,129	1,815	98	493	108	2,514	1,657	45	286	69	2,057
Lynparza	1,332	655	832	253	3,072	1,254	542	734	281	2,811	1,226	488	655	269	2,638
Enhertu	–	350	126	69	545	–	169	60	32	261	–	51	21	7	79
Zoladex	16	795	148	99	1,058	14	687	133	118	952	15	657	133	122	927
Imjudo	180	16	36	49	281	146	5	16	51	218	13	–	–	–	13
Truqap	408	2	12	8	430	6	–	–	–	6	–	–	–	–	–
Orpathys	–	44	–	–	44	–	44	–	–	44	–	33	–	–	33
Others	18	253	23	125	419	37	307	34	143	521	27	409	64	169	669
	9,510	4,502	4,082	2,181	20,275	7,719	3,828	3,332	2,266	17,145	6,484	3,537	2,726	1,884	14,631
Cardiovascular, Renal & Metabolism:
Farxiga	1,750	2,853	2,634	419	7,656	1,451	2,211	1,881	420	5,963	1,071	1,665	1,297	348	4,381
Brilinta	751	294	268	20	1,333	744	285	271	24	1,324	744	286	282	46	1,358
Crestor	46	934	37	136	1,153	55	862	52	138	1,107	65	794	41	148	1,048
Seloken/Toprol-XL	–	589	13	3	605	1	621	11	7	640	–	839	14	9	862
Lokelma	256	86	92	108	542	214	50	58	90	412	170	20	30	69	289
Roxadustat	–	331	–	–	331	–	271	–	–	271	–	197	–	–	197
Andexxa	81	3	80	55	219	75	–	62	45	182	77	–	41	32	150
Wainua	85	–	–	–	85	–	–	–	–	–	–	–	–	–	–
Others	106	249	146	23	524	212	286	168	20	686	352	318	201	32	903
	3,075	5,339	3,270	764	12,448	2,752	4,586	2,503	744	10,585	2,479	4,119	1,906	684	9,188
Respiratory & Immunology:
Symbicort	1,187	805	559	328	2,879	726	753	549	334	2,362	973	608	582	375	2,538
Fasenra	1,049	92	404	144	1,689	992	64	355	142	1,553	906	43	305	142	1,396
Pulmicort	6	568	71	37	682	28	575	68	42	713	65	462	69	49	645
Breztri	516	245	143	74	978	383	161	81	52	677	239	92	33	34	398
Tezspire	–	11	156	81	248	–	1	48	37	86	–	–	2	2	4
Saphnelo	425	7	26	16	474	260	2	8	10	280	111	–	2	3	116
Airsupra	66	–	–	–	66	2	–	–	–	2	–	–	–	–	–
Others	167	169	57	7	400	156	215	55	8	434	361	238	61	8	668
	3,416	1,897	1,416	687	7,416	2,547	1,771	1,164	625	6,107	2,655	1,443	1,054	613	5,765
Vaccines & Immune Therapies:
Synagis	(8)	210	116	129	447	(1)	195	175	177	546	1	173	213	191	578
Beyfortus	232	–	84	2	318	87	–	19	–	106	–	–	–	–	–
FluMist	28	1	204	25	258	23	1	188	4	216	21	1	151	2	175
COVID-19 mAbs	28	–	3	–	31	–	6	12	114	132	1,067	413	298	407	2,185
Others	–	2	2	–	4	–	10	2	–	12	79	729	365	625	1,798
	280	213	409	156	1,058	109	212	396	295	1,012	1,168	1,316	1,027	1,225	4,736
Rare Disease:
Ultomiris	2,261	141	884	638	3,924	1,750	71	668	476	2,965	1,136	38	481	310	1,965
Soliris	1,523	443	416	206	2,588	1,734	424	670	317	3,145	2,180	301	805	476	3,762
Strensiq	1,167	54	99	96	1,416	937	40	89	86	1,152	769	35	78	76	958
Koselugo	212	177	103	39	531	195	59	53	24	331	162	26	20	–	208
Kanuma	100	34	66	9	209	85	29	49	8	171	77	31	44	8	160
	5,263	849	1,568	988	8,668	4,701	623	1,529	911	7,764	4,324	431	1,428	870	7,053
Other:
Nexium	96	591	60	120	867	115	578	53	199	945	120	568	46	551	1,285
Others	15	144	43	4	206	18	153	52	8	231	24	220	77	19	340
	111	735	103	124	1,073	133	731	105	207	1,176	144	788	123	570	1,625
Product Sales	21,655	13,535	10,848	4,900	50,938	17,961	11,751	9,029	5,048	43,789	17,254	11,634	8,264	5,846	42,998

Rebates and chargebacks in the US

The major market where estimates are seen as significant is the US. When invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay and we consider there to be a significant estimate associated with the rebates for Managed Care, Medicaid and Medicare Part D. The total adjustment in respect of prior year net US Product Sales in 2024 was 0.6% (2023: 1.0%; 2022: 1.3%); this represents the difference between our prior year estimates for rebates and chargebacks against actual amounts paid for the US business. The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales in 2024 of 0.1% (2023: 0.3%; 2022: 0.5%) and Managed Care and Medicare of 0.6% (2023: 0.5%; 2022: 0.8%).

The adjustment in respect of the prior year net US Product Sales, excluding the Rare Disease therapy area in 2024, was 0.8% (2023: 1.4%; 2022: 1.6%), with Medicaid and state programmes of 0.1% (2023: 0.4%; 2022: 0.6%) and Managed Care and Medicare of 0.7% (2023: 0.7%; 2022: 1.1%).

These values demonstrate the level of sensitivity; further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals. These variables include assumptions in respect of aggregate future sales levels, segment mix and customers' contractual performance, and in addition for Managed Care, US Medicaid and Medicare Part D, the channel inventory levels, and assumptions related to lag time. These assumptions are built up on a product-by-product and customer-by-customer basis, taking into account specific contract provisions coupled with expected performance, and are then aggregated into a weighted average rebate accrual rate for each of our products. Accrual rates are reviewed and adjusted on an as-needed basis. There may be further adjustments when actual rebates are invoiced based on utilisation information submitted to AstraZeneca (in the case of contractual rebates) and claims/invoices are received (in the case of regulatory rebates and chargebacks).

Alliance Revenue

	2024	2023	2022
	$m	$m	$m
Enhertu	1,437	1,022	523
Tezspire	436	259	79
Beyfortus	237	57	–
Vaxzevria: royalties	–	–	76
Other royalty income	91	81	68
Other Alliance Revenue	11	9	9
	2,212	1,428	755

Collaboration Revenue

	2024	2023	2022
	$m	$m	$m
Lynparza: sales milestones	600	–	–
Beyfortus: sales milestones	167	27	–
Koselugo: sales milestones	100	–	–
Farxiga: sales milestones	56	29	–
Lynparza: regulatory milestones	–	245	355
COVID-19 mAbs: licence fees	–	180	–
Beyfortus: regulatory milestones	–	71	25
tralokinumab: sales milestones	–	20	110
Nexium: sale of rights	–	–	62
Other Collaboration Revenue	–	22	46
	923	594	598